Interest Rate Swaps (Details) - USD ($)	6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 27, 2015
Debt Instrument [Line Items]
Net loss on derivatives	$ (198,930)	$ (335,663)
HSH Nordbank AG and HSBC Bank Plc
Debt Instrument [Line Items]
Net loss on derivatives			$ 155,300